Offerings - Offering: 1	Jun. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,012,500
Proposed Maximum Offering Price per Unit	200
Maximum Aggregate Offering Price	$ 402,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,622.75
Offering Note
(1)
Calculated pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). The fee payable in connection with the offering of the shares of Common Stock pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act.

(2)
Equals the aggregate number of shares of Common Stock to be registered hereunder and includes 262,500 shares of Common Stock that may be offered and sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares of Common Stock.